FORUM                      SEMI-ANNUAL REPORT
   FUNDS(R)                   ---------------------------------------------
                              FEBRUARY 28, 2003





                              DAILY ASSETS TREASURY OBLIGATION FUND

                              DAILY ASSETS GOVERNMENT FUND

                              DAILY ASSETS GOVERNMENT OBLIGATION FUND

                              DAILY ASSETS CASH FUND



                                [IMAGE]

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT
FEBRUARY 28, 2003
--------------------------------------------------------------------------------

Dear Shareholders:

As you know, the past six months have been marked by continued turbulence in the markets. Although inflation has remained low, the Federal Reserve Bank lowered the Federal Funds rate in November 2002 for the first time in nearly a year to 1.25% to help spur on a slower than expected recovery. Our portfolio management team extended the average maturities of the Funds' portfolios seeking to realize the highest possible yields. The team has also increased its scrutiny of issuers whose securities are held in the portfolios during this period of political and economic uncertainty.

Daily Assets Funds' Institutional Shares continued to show strong relative performance since our last report to you. The table below reflects total returns for the one-, three- and five-year time periods versus the average of the Funds' respective peers, as well as the Funds' 7-day simple yield as of February 28, 2003.*

                                                                                                                           7-DAY
                                                                                         1-YEAR    3-YEARS    5-YEARS  SIMPLE YIELD
                                                                                         ------    -------    -------  ------------
DAILY ASSETS TREASURY OBLIGATIONS FUND                                                    1.42       3.56      4.16        1.06
iMoneyNet Inc.'s Treasury and Repo Institutional Category                                 1.25       3.40      3.98

DAILY ASSETS GOVERNMENT FUND                                                              1.47       3.67        -         1.07
iMoneyNet Inc.'s Government and Agencies Institutional (No Repo) Category                 1.32       3.52

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND                                                  1.63       3.80      4.38        1.28
iMoneyNet Inc.'s Government and Agencies Institutional Category                           1.34       3.54      4.17

DAILY ASSETS CASH FUND                                                                    1.60       3.84        -         1.20
iMoneyNet Inc.'s First Tier Institutional Category                                        1.40       3.64

For more than ten years, we have remained committed to maintaining your $1.00 per share price through the skilled and prudent portfolio management you expect. We thank all of our investors and the financial intermediaries we service for their continued support. Please feel free to call us with your questions or comments at (800) 943-6786.

Sincerely,

/s/ John Y. Keffer

John Y. Keffer, Chairman


*PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND INVESTMENT RETURNS WILL FLUCTUATE. Peer group returns are based on iMoneyNet, Inc.'s MONEY FUND REPORT AVERAGESTM for one-, three-, and five-year periods ended February 28, 2003. The yield quotation more closely reflects the current earnings of the Funds than the total return quotation. An investment in a money market fund is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

AVERAGE ANNUAL TOTAL RETURN AND YIELD INFORMATION AS OF MARCH 31, 2003 FOR DAILY ASSETS FUNDS' INSTITUTIONAL SHARES ARE AS FOLLOWS:

                                                                                        SINCE               7-DAY
                                                 1-YEAR     3-YEAR       5-YEAR       INCEPTION          SIMPLE YIELD
                                                 ------     ------       ------       ---------          ------------
DAILY ASSETS TREASURY OBLIGATIONS FUND           1.38       3.43          4.08       4.13 (1/22/98)         1.10
DAILY ASSETS GOVERNMENT FUND                     1.43       3.53           -         4.15 (7/01/98)         1.10
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND         1.58       3.67          4.31       4.36 (1/30/98)         1.27
DAILY ASSETS CASH FUND                           1.55       3.71          4.37       4.38 (3/13/98)         1.17

                                 1                                FORUM FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                     DAILY ASSETS                       DAILY ASSETS
                                                      TREASURY       DAILY ASSETS       GOVERNMENT      DAILY ASSETS
                                                     OBLIGATIONS      GOVERNMENT        OBLIGATIONS         CASH
                                                        FUND              FUND             FUND              FUND
                                                   ---------------- ----------------  ---------------- ----------------
ASSETS
  Total investments, at value (Notes 1 and 2)         $139,509,174     $ 29,977,984      $116,421,927     $ 97,574,923
  Prepaid expenses                                           1,682              257             1,032            1,087
                                                   ---------------- ----------------  ---------------- ----------------
Total Assets                                           139,510,856       29,978,241       116,422,959       97,576,010
                                                   ---------------- ----------------  ---------------- ----------------
LIABILITIES
  Dividends payable                                        108,393           22,369            96,267           79,810
  Accrued Liabilities:
    Administration fees (Note 3)                               151                -                 -            1,828
    Shareholder Service Agent fees (Note 3)                  1,531                -             9,517            7,393
    Transfer Agent fees (Note 3)                             6,710              327             5,551            5,958
    Other                                                   12,616            8,085             2,265            6,551
                                                   ---------------- ----------------  ---------------- ----------------
Total Liabilities                                          129,401           30,781           113,600          101,540
                                                   ---------------- ----------------  ---------------- ----------------
NET ASSETS                                            $139,381,455     $ 29,947,460      $116,309,359     $ 97,474,470
                                                   ================ ================  ================ ================

COMPONENTS OF NET ASSETS
  Paid-in capital                                     $139,372,746     $ 29,950,501      $116,301,345     $ 97,473,917
  Undistributed (distributions in excess of) net
    investment income                                        8,700           21,202             4,820           (3,373)
  Accumulated net realized gain (loss)                           9          (24,243)            3,194            3,926
                                                   ---------------- ----------------  ---------------- ----------------
NET ASSETS                                            $139,381,455     $ 29,947,460      $116,309,359     $ 97,474,470
                                                   ================ ================  ================ ================
NET ASSETS BY SHARE CLASS
   Institutional Shares                               $128,079,644     $ 27,972,754      $ 59,949,986     $ 52,983,099
   Institutional Service Shares                         11,301,811        1,623,358        55,674,120       43,257,622
   Investor Shares                                               -          351,348           685,253        1,233,749
                                                   ---------------- ----------------  ---------------- ----------------
NET ASSETS                                            $139,381,455     $ 29,947,460      $116,309,359     $ 97,474,470
                                                   ================ ================  ================ ================
SHARES OF BENEFICIAL INTEREST
   Institutional Shares                                128,072,388       27,975,501        59,945,590       52,983,273
   Institutional Service Shares                         11,300,356        1,623,792        55,670,498       43,256,884
   Investor Shares                                               -          351,395           685,254        1,233,760

NET ASSET VALUE PER SHARE (OFFERING AND
   REDEMPTION PRICE PER SHARE) FOR ALL SHARES               $ 1.00           $ 1.00            $ 1.00           $ 1.00


See Notes to Financials                2                            FORUM FUNDS




--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                  DAILY ASSETS                      DAILY ASSETS
                                                                   TREASURY       DAILY ASSETS      GOVERNMENT       DAILY ASSETS
                                                                  OBLIGATIONS      GOVERNMENT       OBLIGATIONS          CASH
                                                                      FUND             FUND             FUND              FUND
                                                                ---------------- ---------------- ----------------  ----------------
NET INVESTMENT INCOME ALLOCATED
  FROM PORTFOLIOS
  Dividend income                                                   $    22,951        $   8,175       $   36,964        $   13,327
  Interest income                                                     1,011,450          213,531          944,750           798,569
    Net expenses                                                        (95,234)         (21,287)         (69,915)          (54,465)
                                                                ---------------- ---------------- ----------------  ----------------
Net Investment Income Allocated from Portfolios (Note 2)                939,167          200,419          911,799           757,431
                                                                ---------------- ---------------- ----------------  ----------------
EXPENSES
  Administration (Note 3)
    Institutional Shares                                                 32,207            6,563           13,237            11,743
    Institutional Service Shares                                          3,440              459           15,619            12,491
    Investor Shares                                                           -              111              256               284
  Transfer Agency (Note 3)
    Institutional Shares                                                 39,185           12,900           19,709            18,111
    Institutional Service Shares                                         13,098            7,241           38,077            32,301
    Investor Shares                                                           -            6,828            7,294             7,778
  Shareholder Services (Note 3)
    Institutional Service Shares                                         17,198            2,294           78,092            62,450
    Investor Shares                                                           -              555            1,284             1,419
  Distribution (Note 3)
    Investor Shares                                                           -              333            1,540             1,703
  Accounting (Note 3)                                                    11,903           17,863           17,852            17,854
  Professional services                                                   9,990            4,175            7,191             6,422
  Trustees                                                                3,057              614            2,234             1,792
  Compliance                                                              3,855           10,412            5,441             6,433
  Reporting                                                                 626              174              668               501
  Amortization of organization costs (Note 2)                               457                -              601                 -
  Miscellaneous                                                           9,670            2,061            7,243             6,045
                                                                ---------------- ---------------- ----------------  ----------------
Total Expenses                                                          144,686           72,583          216,338           187,327
  Expenses reimbursed and fees waived (Note 4)                          (77,287)         (61,261)         (88,088)          (76,484)
                                                                ---------------- ---------------- ----------------  ----------------
Net Expenses                                                             67,399           11,322          128,250           110,843
                                                                ---------------- ---------------- ----------------  ----------------
NET INVESTMENT INCOME                                                   871,768          189,097          783,549           646,588

NET REALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
  FROM PORTFOLIOS (Note 2)                                                   (2)              (1)             626              (207)
                                                                ---------------- ---------------- ----------------  ----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $   871,766      $   189,096      $   784,175       $   646,381
                                                                ================ ================ ================  ================


See Notes to Financials                3                            FORUM FUNDS



--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED AUGUST 31, 2002 AND SIX MONTHS ENDED FEBRUARY 28, 2003
--------------------------------------------------------------------------------

                                                                  DAILY ASSETS                      DAILY ASSETS
                                                                   TREASURY       DAILY ASSETS       GOVERNMENT      DAILY ASSETS
                                                                  OBLIGATIONS      GOVERNMENT       OBLIGATIONS          CASH
                                                                     FUND             FUND              FUND             FUND
                                                                ---------------- ---------------- ----------------- ----------------
NET ASSETS - AUGUST 31, 2001                                       $183,168,102     $ 32,185,449      $103,221,611     $111,322,164
----------------------------                                    ---------------- ---------------- ----------------- ----------------
OPERATIONS
  Net investment income                                               2,908,121          568,254         2,199,880        2,150,222
  Net realized gain on investments allocated from Portfolios                 11                1             3,058            4,150
                                                                ---------------- ---------------- ----------------- ----------------
Net Increase in Net Assets from Operations                            2,908,132          568,255         2,202,938        2,154,372
                                                                ---------------- ---------------- ----------------- ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income-Institutional Shares                           (2,638,827)        (519,130)       (1,060,583)      (1,124,699)
Net investment income-Institutional Service Shares                     (212,173)         (32,621)       (1,094,969)        (983,887)
Net investment income-Investor Shares                                         -           (7,273)           (6,499)          (9,359)
Net realized gain on investments-Institutional Shares                    (5,844)               -            (3,393)            (307)
Net realized gain on investments-Institutional Service Shares              (659)               -            (3,778)            (435)
Net realized gain on investments-Investor Shares                              -                -               (37)              (6)
                                                                ---------------- ---------------- ----------------- ----------------
Total Distributions to Shareholders                                  (2,857,503)        (559,024)       (2,169,259)      (2,118,693)
                                                                ---------------- ---------------- ----------------- ----------------

CAPITAL SHARE TRANSACTIONS (at $1.00 per share)
  Sale of shares-Institutional Shares                               311,918,703       21,608,881        74,464,563      208,682,561
  Sale of shares-Institutional Service Shares                       137,406,320        5,764,181       432,881,865      552,235,110
  Sale of shares-Investor Shares                                              -          846,644         5,323,168        6,006,478
  Reinvestment of distributions-Institutional Shares                        248            5,951            13,173          193,943
  Reinvestment of distributions-Institutional Service Shares            103,438           27,199           390,946          816,011
  Reinvestment of distributions-Investor Shares                               -            7,380             6,626            9,505
  Redemption of shares-Institutional Shares                        (376,277,374)     (24,962,901)      (78,969,770)    (229,958,494)
  Redemption of shares-Institutional Service Shares                (141,431,616)      (6,697,090)     (422,532,292)    (557,577,648)
  Redemption of shares-Investor Shares                                        -         (891,499)       (5,131,978)      (5,920,225)
                                                                ---------------- ---------------- ----------------- ----------------
Net Increase (Decrease) from Capital Share Transactions             (68,280,281)      (4,291,254)        6,446,301      (25,512,759)
                                                                ---------------- ---------------- ----------------- ----------------
Net Increase (Decrease) in Net Assets                               (68,229,652)      (4,282,023)        6,479,980      (25,477,080)
                                                                ---------------- ---------------- ----------------- ----------------

NET ASSETS - AUGUST 31, 2002 (INCLUDING (A))                        114,938,450       27,903,426       109,701,591       85,845,084
--------------------------------------------                    ---------------- ---------------- ----------------- ----------------
OPERATIONS
  Net investment income                                                 871,768          189,097           783,549          646,588
  Net realized gain (loss) on investments allocated from Portfolios          (2)              (1)              626             (207)
                                                                ---------------- ---------------- ----------------- ----------------
Net Increase in Net Assets from Operations                              871,766          189,096           784,175          646,381
                                                                ---------------- ---------------- ----------------- ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income-Institutional Shares                             (802,734)        (177,173)         (392,607)        (340,236)
Net investment income-Institutional Service Shares                      (69,336)         (10,195)         (390,544)        (305,043)
Net investment income-Investor Shares                                         -           (1,796)           (4,023)          (5,479)
                                                                ---------------- ---------------- ----------------- ----------------
Total Distributions to Shareholders                                    (872,070)        (189,164)         (787,174)        (650,758)
                                                                ---------------- ---------------- ----------------- ----------------
CAPITAL SHARE TRANSACTIONS (at $1.00 per share)
  Sale of shares-Institutional Shares                               172,207,865       12,290,496        55,227,650      128,993,170
  Sale of shares-Institutional Service Shares                        45,536,851          906,921       151,411,428      236,272,353
  Sale of shares-Investor Shares                                              -          316,691         6,999,430        4,449,508
  Reinvestment of distributions-Institutional Shares                          -            1,671                 -           73,375
  Reinvestment of distributions-Institutional Service Shares             39,569            9,198           150,271          229,002
  Reinvestment of distributions-Investor Shares                               -            1,652             3,656            4,988
  Redemption of shares-Institutional Shares                        (147,409,297)     (10,079,420)      (46,896,251)    (111,280,177)
  Redemption of shares-Institutional Service Shares                 (45,931,679)      (1,045,333)     (153,405,703)    (243,207,254)
  Redemption of shares-Investor Shares                                        -         (357,774)       (6,879,714)      (3,901,202)
                                                                ---------------- ---------------- ----------------- ----------------
Net Increase from Capital Share Transactions                         24,443,309        2,044,102         6,610,767       11,633,763
                                                                ---------------- ---------------- ----------------- ----------------
Net Increase in Net Assets                                           24,443,005        2,044,034         6,607,768       11,629,386
                                                                ---------------- ---------------- ----------------- ----------------
NET ASSETS - FEBRUARY 28, 2003 (INCLUDING (B)) (UNAUDITED)         $139,381,455     $ 29,947,460      $116,309,359     $ 97,474,470
-----------------------------------------------------------     ================ ================ ================= ================
(A)  Undistributed net investment income, August 31, 2002               $ 9,002         $ 21,269           $ 8,445            $ 797
(B)  Undistributed (distributions in excess of) net investment  ================ ================ ================= ================
     income, February 28, 2003                                          $ 8,700         $ 21,202           $ 4,820         $ (3,373)
                                                                ================ ================ ================= ================


See Notes to Financials                4                            FORUM FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                             SELECTED DATA FOR A SINGLE SHARE                  RATIOS/SUPPLEMENTAL DATA
                                 ---------------------------------------------------      ------------------------------------------
                                                                                                    Net          Ratios to
                                                                                                  Assets     Average Net Assets (a)
                                     Beginning         DistributionsDistributions Ending         at End ---------------------------
                                     Net Asset    Net      from Net   from Net  Net Asset       of Period          Net
                                     Value Per Investment Investment  Realized  Value Per Total  (000's    Net  Investment  Gross
Year Ended August 31 (except as noted) Share     Income    Income      Gains      Share  Return Omitted)Expenses Income  Expenses(b)
------------------------------------------------------------------------------------------------------------------------------------
DAILY ASSETS TREASURY OBLIGATIONS FUND

Institutional Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended February 28, 2003(e) $ 1.00    $ 0.01   $ (0.01)       -      $ 1.00    0.62%  $ 128,079   0.20%   1.25%     0.30%
2002                                    1.00      0.02     (0.02)       - (d)    1.00    1.82%    103,281   0.20%   1.86%     0.29%
2001                                    1.00      0.05     (0.05)       -        1.00    5.18%    167,593   0.20%   4.91%     0.29%
2000                                    1.00      0.06     (0.06)       -        1.00    5.74%    108,372   0.20%   5.65%     0.33%
1999                                    1.00      0.05     (0.05)       - (d)    1.00    4.67%     86,295   0.20%   4.58%     0.32%
1998 (c)                                1.00      0.03     (0.03)       -        1.00    3.34%    110,561   0.20%   5.41%     0.47%

Institutional Service Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended February 28, 2003(e)   1.00      0.01     (0.01)       -        1.00    0.50%     11,302   0.45%   1.01%     0.70%
2002                                    1.00      0.02     (0.02)       - (d)    1.00    1.57%     11,657   0.45%   1.59%     0.71%
2001                                    1.00      0.05     (0.05)       -        1.00    4.92%     15,575   0.45%   4.62%     0.70%
2000                                    1.00      0.05     (0.05)       -        1.00    5.48%      7,374   0.45%   5.25%     0.78%
1999                                    1.00      0.04     (0.04)       -        1.00    4.41%     18,369   0.45%   4.34%     0.89%
1998 (c)                                1.00      0.02     (0.02)       -        1.00    2.19%      4,448   0.45%   5.16%     1.53%


DAILY ASSETS GOVERNMENT FUND

Institutional Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended February 28, 2003(e)  1.00       0.01     (0.01)       -        1.00    0.67%     27,973   0.20%    1.35%    0.76%
2002                                   1.00       0.02     (0.02)       -        1.00    1.97%     25,760   0.20%    1.97%    0.71%
2001                                   1.00       0.05     (0.05)       -        1.00    5.26%     29,100   0.20%    5.24%    0.57%
2000                                   1.00       0.06     (0.06)       -        1.00    5.93%     39,777   0.20%    5.78%    0.65%
1999                                   1.00       0.05     (0.05)       -        1.00    4.92%     28,709   0.20%    4.81%    0.61%
1998 (c)                               1.00       0.01     (0.01)       -        1.00    0.89%     36,095   0.20%    5.26%    0.69%

Institutional Service Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended February 28, 2003(e)  1.00       0.01     (0.01)       -        1.00    0.55%      1,623   0.45%    1.11%    1.97%
2002                                   1.00       0.02     (0.02)       -        1.00    1.72%      1,753   0.45%    1.87%    2.09%
2001                                   1.00       0.05     (0.05)       -        1.00    5.00%      2,658   0.45%    4.95%    1.31%
2000                                   1.00       0.06     (0.06)       -        1.00    5.66%      3,140   0.45%    5.44%    1.37%
1999                                   1.00       0.05     (0.05)       -        1.00    4.66%      5,775   0.45%    4.57%    1.15%
1998                                   1.00       0.05     (0.05)       -        1.00    5.04%      9,485   0.46%    4.93%    0.91%

Investor Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended February 28, 2003(e)  1.00        - (d)     - (d)      -        1.00    0.40%      351     0.75%    0.81%    5.73%
2002                                   1.00       0.01     (0.01)       -        1.00    1.41%      391     0.75%    1.31%    5.07%
2001                                   1.00       0.05     (0.05)       -        1.00    4.68%      428     0.75%    4.62%    5.93%
2000                                   1.00       0.05     (0.05)       -        1.00    5.35%      442     0.75%    5.12%    4.28%
1999 (c)                               1.00       0.04     (0.04)       - (d)    1.00    4.43%      703     0.75%    4.25%    5.45%



(a)  All ratios for periods less than a year   are annualized.
(b)  The ratio of Gross Expenses to Average Net Assets reflect the expense ratio excluding any fee waivers and expense  reimbursements  for the Fund and its corresponding Portfolio.
(c)  See Note 1 for dates of commencement of operations.
(d)  Less than $0.01 per share.
(e)  Unaudited.

See Notes to Financials                5                            FORUM FUNDS



FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                             SELECTED DATA FOR A SINGLE SHARE                  RATIOS/SUPPLEMENTAL DATA
                                 ---------------------------------------------------      ------------------------------------------
                                                                                                    Net          Ratios to
                                                                                                  Assets     Average Net Assets (a)
                                     Beginning         DistributionsDistributions Ending         at End ---------------------------
                                     Net Asset    Net      from Net   from Net  Net Asset       of Period          Net
                                     Value Per Investment Investment  Realized  Value Per Total  (000's    Net  Investment  Gross
Year Ended August 31 (except as noted) Share     Income    Income      Gains      Share  Return Omitted)Expenses Income  Expenses(b)
------------------------------------------------------------------------------------------------------------------------------------
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

Institutional Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended February 28, 2003(e)$ 1.00     $ 0.01   $ (0.01)        -       $ 1.00   0.74%  $ 59,950   0.20%  1.48%    0.31%
2002                                   1.00       0.02     (0.02)        - (d)     1.00   2.17%    51,620   0.20%  2.16%    0.32%
2001                                   1.00       0.05     (0.05)        - (d)     1.00   5.34%    56,093   0.20%  5.18%    0.32%
2000                                   1.00       0.06     (0.06)        - (d)     1.00   5.94%    34,909   0.20%  5.83%    0.37%
1999                                   1.00       0.05     (0.05)        -         1.00   4.98%    26,627   0.20%  4.85%    0.40%
1998 (c)                               1.00       0.03     (0.03)        -         1.00   3.24%    15,352   0.20%  5.43%    0.74%

Institutional Service Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended February 28, 2003(e)  1.00       0.01     (0.01)        -         1.00   0.62%    55,674   0.45%  1.24%    0.61%
2002                                   1.00       0.02     (0.02)        - (d)     1.00   1.91%    57,520   0.45%  1.93%    0.62%
2001                                   1.00       0.05     (0.05)        - (d)     1.00   5.08%    46,764   0.45%  5.04%    0.62%
2000                                   1.00       0.06     (0.06)        - (d)     1.00   5.68%    57,347   0.45%  5.67%    0.70%
1999                                   1.00       0.05     (0.05)        -         1.00   4.72%    22,328   0.45%  4.54%    0.80%
1998 (c)                               1.00       0.02     (0.02)        -         1.00   2.22%     2,390   0.45%  5.16%    2.13%

Investor Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended February 28, 2003(e)  1.00         - (d)     - (d)      -         1.00   0.39%       685   0.90%  0.78%    2.51%
2002                                   1.00       0.01     (0.01)        - (d)     1.00   1.46%       562   0.90%  1.37%    4.48%
2001                                   1.00       0.05     (0.05)        - (d)     1.00   4.61%       364   0.90%  4.48%    5.46%
2000                                   1.00       0.05     (0.05)        - (d)     1.00   5.21%       406   0.90%  5.33%    6.24%
1999                                   1.00       0.04     (0.04)        -         1.00   4.32%        11   0.84%  4.24%  148.94%
1998 (c)                               1.00       0.02     (0.02)        -         1.00   0.35%        10   0.78%  5.06%  766.21%

DAILY ASSETS CASH FUND

Institutional Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended February 28, 2003(e)  1.00       0.01     (0.01)        -         1.00   0.73%    52,983   0.20%  1.44%    0.31%
2002                                   1.00       0.02     (0.02)        - (d)     1.00   2.13%    35,199   0.20%  2.20%    0.31%
2001                                   1.00       0.05     (0.05)        -         1.00   5.50%    56,263   0.20%  5.20%    0.31%
2000                                   1.00       0.06     (0.06)        -         1.00   6.05%    42,165   0.20%  5.93%    0.34%
1999                                   1.00       0.05     (0.05)        -         1.00   5.07%    38,926   0.20%  4.93%    0.35%
1998 (c)                               1.00       0.03     (0.03)        -         1.00   2.70%    28,396   0.20%  5.46%    0.68%

Institutional Service Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended February 28, 2003(e)  1.00       0.01     (0.01)        -         1.00   0.61%    43,257   0.45%  1.21%    0.62%
2002                                   1.00       0.02     (0.02)        - (d)     1.00   1.87%    49,965   0.45%  1.87%    0.63%
2001                                   1.00       0.05     (0.05)        -         1.00   5.23%    54,475   0.45%  5.14%    0.62%
2000                                   1.00       0.06     (0.06)        -         1.00   5.78%    52,428   0.45%  5.61%    0.66%
1999                                   1.00       0.05     (0.05)        - (d)     1.00   4.81%    58,661   0.45%  4.59%    0.70%
1998                                   1.00       0.05     (0.05)        -         1.00   5.34%     5,235   0.46%  5.22%    0.90%

Investor Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended February 28, 2003(e)  1.00         - (d)     - (d)      -         1.00   0.48%     1,234   0.90%  0.96%    2.45%
2002                                   1.00       0.01     (0.01)        - (d)     1.00   1.41%       681   0.90%  1.47%    3.81%
2001                                   1.00       0.05     (0.05)        -         1.00   4.76%       585   0.90%  4.79%    3.37%
2000                                   1.00       0.05     (0.05)        -         1.00   5.31%     4,333   0.90%  5.58%    1.84%
1999                                   1.00       0.04     (0.04)        -         1.00   4.40%       458   0.90%  4.13%    9.24%
1998 (c)                               1.00       0.02     (0.02)        -         1.00   0.37%        10   0.78%  5.25%  709.02%

(a)  All ratios for periods less than a year are annualized.
(b) The ratio of Gross Expenses to Average Net Assets reflect the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.
(c)  See Note 1 for dates of commencement of operations.
(d)  Less than $0.01 per share.
(e)  Unaudited.

See Notes to Financials                6                            FORUM FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2003 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1.  SUMMARY OF ORGANIZATION

Forum Funds (the "Trust") is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has 23 active investment portfolios. These financial statements relate to Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (each a "Fund"), each a diversified series of the Trust. The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. Each Fund (except Daily Assets Treasury Obligations Fund) currently is authorized to issue three classes of shares: Institutional Shares, Institutional Service Shares, and Investor Shares. Daily Assets Treasury Obligations Fund is authorized to issue two classes of shares: Institutional Shares and Institutional Service Shares. The Trust commenced the offering of each class of shares as follows and no other class of shares currently is outstanding:

   Daily Assets Treasury Obligations Fund (Institutional Shares)                    January 22, 1998
   Daily Assets Treasury Obligations Fund (Institutional Service Shares)               April 1, 1998
   Daily Assets Government Fund (Institutional Shares)                                  July 1, 1998
   Daily Assets Government Fund (Institutional Service Shares)                          July 1, 1992
   Daily Assets Government Fund (Investor Shares)                                 September 29, 1998
   Daily Assets Government Obligations Fund (Institutional Shares)                  January 30, 1998
   Daily Assets Government Obligations Fund (Institutional Service Shares)            March 30, 1998
   Daily Assets Government Obligations Fund (Investor Shares)                         August 6, 1998
   Daily Assets Cash Fund (Institutional Shares)                                      March 13, 1998
   Daily Assets Cash Fund (Institutional Service Shares)                             October 1, 1996
   Daily Assets Cash Fund (Investor Shares)                                           August 6, 1998

MASTER-FEEDER ARRANGEMENT - Each Fund currently seeks to achieve its investment objective by investing all its investable assets in a separate portfolio (each a "Portfolio") of Core Trust (Delaware) ("Core Trust"), a registered open-end management investment company that has the same investment objective and substantially similar policies as the Fund. Each portfolio directly acquires securities and a Fund investing in the Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in a Portfolio as a partnership investment and records daily its share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, each Fund incurs its own expenses. Each Fund may withdraw its investment from its corresponding Portfolio at any time if the Trust's Board of Trustees (the "Board") determines that it is in the best interest of the Fund and its shareholders to do so. This is commonly referred to as a master-feeder arrangement.

The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. As of February 28, 2003, the percentage of Treasury Cash Portfolio owned by Daily Assets Treasury Obligations Fund was 54.6%; the Daily Assets Government Fund owned substantially all the interests of Government Portfolio; the percentage of Government Cash Portfolio owned by Daily Assets Government Obligations Fund was 28.5%; and the percentage of Cash Portfolio owned by Daily Assets Cash Fund was 11.1%.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION - Generally, each Fund determines its net asset value per share as of 4:00 p.m., Eastern time, on each Fund business day. Each Fund records its investment in its Portfolio at value. Valuation of securities held in the Portfolios is discussed in the Notes to Financial Statements of Core Trust, which are included elsewhere in this report.

                                     7                              FORUM FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2003 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSES - Each Fund records daily its pro rata share of the corresponding Portfolio's income, expenses and realized gain and loss. In addition, each Fund accrues its own expenses.

ORGANIZATION COSTS - The costs incurred by Daily Assets Treasury Obligations Fund and Daily Assets Government Obligations Fund in connection with their organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five-year period beginning with the commencement of the Funds' operations.

CLASS SPECIFIC EXPENSES - Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class specific expenses include administration fees, shareholder servicing fees, transfer agent fees and certain other expenses as determined by the Trust's Board. Institutional Service Shares and Investor Shares incur shareholder servicing fees and Investor Shares also incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

FEDERAL TAXES - Each Fund intends to continue to qualify each year as a regulated investment company and distribute all its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund or Portfolio, timing differences and differing characterizations of distributions made by the Fund.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets. Forum Advisors receives an advisory fee from Government Portfolio at an annual rate of 0.05% of the Portfolio's average daily net assets. For the period ended February 28, 2003, the Funds did not directly incur investment advisory fees.

ADMINISTRATOR - The administrator of each Fund is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Fund a fee at an annual rate of 0.05% of the average daily net assets of each share class.

TRANSFER AGENT - The transfer agent and dividend disbursing agent for each Fund is Forum Shareholder Services, LLC ("FSS"). FSS is paid a transfer agent fee at an annual rate of 0.05%, 0.10% and 0.25% of the Fund's average daily net assets attributable to the Institutional Shares, Institutional Service Shares and Investor Shares of each Fund, respectively, plus certain account fees and out-of-pocket expenses. In addition, FSS is paid an annual fee of $12,000 per share class.

                                     8                              FORUM FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2003 (Unaudited)
--------------------------------------------------------------------------------

SHAREHOLDER SERVICE AGENT - The Trust has adopted a shareholder servicing plan with respect to Institutional Service Shares and Investor Shares under which the Trust pays FAdS a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets attributable to the Institutional Service Shares and Investor Shares of each Fund. FAdS may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their customers who hold Institutional Service Shares or Investor Shares.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Fund's distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act with respect to the Investor Shares under which the Trust pays FFS a distribution fee at an annual rate of up to 0.15% of the average daily net assets of the Investor Shares of Daily Assets Government Fund and up to 0.50% of the average daily net assets of the Investor Shares of each other Fund. The Board's approval of the plan, however, was subject to the condition that FFS would not charge a distribution fee at an annual rate of more than 0.30% of the average daily net assets of each Fund (except Daily Assets Government Fund) without seeking further Board approval. FFS may pay any or all amounts of these payments to various institutions that provide distribution or shareholder services for Investor Shares. The plan obligates the Funds to pay FFS as compensation for FFS's services and not as reimbursement for certain expenses incurred.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Funds. For its accounting services, FAcS receives a monthly base fee per Fund of $1,000, plus $1,000 per month for each additional share class.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

FAdS, FSS, FFS and FAcS have voluntarily waived a portion of their fees and FAdS has also assumed certain expenses of the Funds. For the period ended February 28, 2003, fees waived and expenses reimbursed were as follows:

                                                            TRANSFER   SHAREHOLDER                           REIMBURSED
                                            ADMINISTRATION   AGENT      SERVICES   DISTRIBUTION  ACCOUNTING   EXPENSES     TOTAL
                                            --------------------------------------------------------------------------------------
Daily Assets Treasury Obligations Fund         $ 34,539    $ 11,504     $ 7,911     $    -       $ 11,903    $ 11,430   $  77,287
Daily Assets Government Fund                      7,133      26,645       2,849        333         17,863       6,438      61,261
Daily Assets Government Obligations Fund         29,112      33,511       5,950         20         17,852       1,643      88,088
Daily Assets Cash Fund                           19,620      27,452       9,556      1,036         17,854         966      76,484


                                     9                              FORUM FUNDS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - TREASURY CASH PORTFOLIO
FEBRUARY 28, 2003 (Unaudited)
--------------------------------------------------------------------------------

      FACE                    SECURITY
     AMOUNT                  DESCRIPTION                   VALUE
----------------- ----------------------------------- ---------------

 U.S. TREASURY BILLS (A) - 78.3%
    $200,000,000  1.15%, 3/20/03                       $ 199,872,806
                                                      ---------------

 REPURCHASE AGREEMENTS - 18.2%
      36,820,000  Bear, Stearns & Co., Inc.,
                  1.30%, 3/3/03, to be repurchased at
                  $36,823,989; collateralized by various
                  U.S. Treasury Obligations               36,820,000
       9,686,000  Deutsche Bank AG, 1.29%,
                  3/3/03, to be repurchased at
                  $9,687,041; collateralized by
                  various U.S. Treasury Obligations        9,686,000
                                                      ---------------
 Total Repurchase Agreements                              46,506,000
                                                      ---------------

     SHARES
-----------------

 SHORT-TERM INVESTMENT - 3.5%
       8,976,000  Dreyfus Treasury Cash Management
                  Fund                                     8,976,000
                                                      ---------------

 Total Investments at Amortized Cost - 100.0%          $ 255,354,806
 Other Assets and Liabilities, Net - 0.0%                     26,554
                                                      ---------------
 Total Net Assets - 100.0%                             $ 255,381,360
                                                      ===============

 (A) Annualized yield at time of purchase.


See Notes to Financial Statements.       10                         FORUM FUNDS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - GOVERNMENT PORTFOLIO
FEBRUARY 28, 2003 (Unaudited)
--------------------------------------------------------------------------------

     FACE                    SECURITY
    AMOUNT                  DESCRIPTION                  VALUE
---------------  ---------------------------------- ----------------

 U.S. GOVERNMENT SECURITIES - 96.9%

 FEDERAL HOME LOAN BANK - DISCOUNT NOTES (A) - 96.9%
    $1,000,000   1.25%, 3/4/03                         $    999,896
     1,578,000   1.22%, 3/12/03                           1,577,411
     4,880,000   1.29%, 3/26/03                           4,875,646
     1,226,000   1.21%, 4/9/03                            1,224,393
     4,500,000   1.23%, 4/11/03                           4,493,722
     5,500,000   1.21%, 4/16/03                           5,491,532
     3,056,000   1.23%, 4/23/03                           3,050,466
     2,900,000   1.22%, 4/30/03                           2,894,103
     4,000,000   1.24%, 5/14/03                           3,989,887
       460,000   1.24%, 5/23/03                             458,696
                                                    ----------------
 Total U.S. Government Securities                        29,055,752
                                                    ----------------

    SHARES
---------------

 SHORT-TERM INVESTMENT - 3.1%
       935,018   Dreyfus Treasury Prime Cash
                 Management Fund                            935,018
                                                    ----------------

 Total Investments at Amortized Cost - 100.0%          $ 29,990,770
 Other Assets and Liabilities, Net - 0.0%                   (12,672)
                                                    ----------------
 Total Net Assets - 100.0%                             $ 29,978,098
                                                    ================

 (A) Annualized yields at time of purchase.


See Notes to Financial Statements.       11                         FORUM FUNDS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - GOVERNMENT CASH PORTFOLIO
FEBRUARY 28, 2003 (Unaudited)
--------------------------------------------------------------------------------

     FACE                    SECURITY                                  FACE                   SECURITY
    AMOUNT                  DESCRIPTION                VALUE          AMOUNT                 DESCRIPTION                VALUE
----------------  ------------------------------ ----------------- --------------  -------------------------------- ---------------

 U.S. GOVERNMENT SECURITIES - 66.1%                                 SMALL BUSINESS ADMINISTRATION (B)
                                                                     $ 6,903,759   Pool #504719, 1.88%, 7/25/24        $ 6,903,759
 FEDERAL NATIONAL MORTGAGE ASSOCIATION - DISCOUNT NOTES (A) - 52.6%    2,846,732   Pool #504727, 1.88%, 9/25/24          2,846,732
   $ 50,000,000   1.59%, 4/9/03                      $ 49,914,417      3,924,312   Pool #504765, 1.88%, 10/25/09         3,915,904
     35,000,000   1.30%, 4/28/03                       34,927,258      3,817,065   Pool #504769, 1.88%, 10/25/24         3,817,065
     25,000,000   1.23%, 5/7/03                        24,942,771      1,831,291   Pool #505204, 2.00%, 9/25/25          1,830,859
     20,000,000   1.29%, 5/27/03                       19,937,892      1,693,694   Pool #505205, 2.06%, 9/25/07          1,693,432
                                                                                                                    ---------------
     85,303,000   1.29%, 5/28/03                       85,035,543   Total Small Business Administration                 54,825,849
                                                  ----------------                                                  ---------------
 Total Federal National Mortgage Association -                      Total U.S. Government Securities                   269,583,730
                                                                                                                    ---------------
 Discount Notes                                       214,757,881
                                                  ----------------
                                                                    REPURCHASE AGREEMENTS  - 33.0%
 SMALL BUSINESS ADMINISTRATION (B) - 13.5%                            25,000,000   Bear, Stearns & Co., Inc., 1.28%,
        350,329   Pool #501077, 2.75%, 11/25/14           350,329                   3/3/03, to be repurchased at
        646,670   Pool #501308, 2.75%, 10/25/15           646,670                  $25,006,222; collateralized by
      1,061,815   Pool #501543, 2.63%, 7/25/16          1,061,815                  various U.S. Government
        158,193   Pool #501690, 2.38%, 12/25/16           158,193                  Agency Securities                    25,000,000
        426,678   Pool #501898, 2.50%, 7/25/17            426,678     44,770,000   Bear, Stearns & Co., Inc., 1.40%,
      2,508,732   Pool #502150, 2.25%, 2/25/18          2,525,277                  3/3/03, to be repurchased at
        103,291   Pool #502161, 2.25%, 2/25/18            103,291                  $44,775,223; collateralized by
        661,460   Pool #502208, 2.25%, 2/25/18            664,010                  various U.S. Government
        149,236   Pool #502306, 2.25%, 2/25/18            149,236                  Agency Securities                    44,770,000
        169,885   Pool #502613, 2.25%, 4/25/19            169,885     64,856,000   Deutsche Bank AG, 1.29%, 3/3/03,
        411,890   Pool #503058, 2.13%, 7/25/15            411,890                  to be repurchased at $64,862,972;
        690,424   Pool #503082, 2.13%, 9/25/20            690,424                  collateralized by various U.S.
        293,972   Pool #503120, 2.13%, 10/25/20           293,972                  Government Agency Securities         64,856,000
                                                                                                                    ---------------
        204,244   Pool #503121, 2.13%, 9/25/15            204,244   Total Repurchase Agreements                        134,626,000
                                                                                                                    ---------------
      3,721,682   Pool #503152, 1.88%, 11/25/20         3,721,682
        415,261   Pool #503232, 1.88%, 12/25/15           415,261      SHARES
                                                                    --------------
        346,104   Pool #503278, 1.88%, 2/25/21            346,126
        804,014   Pool #503431, 2.00%, 7/25/21            804,256   SHORT-TERM INVESTMENT - 2.3%
      1,256,605   Pool #503461, 2.00%, 9/25/21          1,256,955      9,520,000   Dreyfus Government Cash
        279,010   Pool #503472, 2.00%, 8/25/21            279,010                  Management Fund                       9,520,000
                                                                                                                    ---------------
        387,198   Pool #503553, 1.88%, 11/25/21           386,489
      2,630,863   Pool #503614, 1.88%, 1/25/22          2,630,863
      1,173,251   Pool #503671, 1.88%, 3/25/22          1,173,251   Total Investments at Amortized Cost - 101.4%     $ 413,729,730
        578,348   Pool #503754, 1.88%, 5/25/22            578,348   Other Assets and Liabilities, Net - (1.4)%          (5,579,865)
                                                                                                                    ---------------
         65,823   Pool #503780, 1.88%, 3/25/22             65,881   Net Assets - 100.0%                              $ 408,149,865
                                                                                                                    ===============
      1,905,625   Pool #503882, 1.75%, 9/25/22          1,904,083
        256,254   Pool #503892, 1.88%, 7/25/22            256,538
      1,911,522   Pool #503909, 1.75%, 10/25/22         1,910,836   (A) Annualized yields at time of purchase.
      1,280,001   Pool #504015, 1.75%, 1/25/23          1,279,805   (B) Certain securities are deemed to have a maturity remaining
      1,301,172   Pool #504062, 1.75%, 2/25/23          1,301,172       until the next adjustment of the interest rate, or the
      2,033,614   Pool #504074, 1.75%, 2/25/23          2,033,614       longer of the demand period or time to the next
        727,586   Pool #504203, 1.88%, 7/25/13            728,723       readjustment.  The interest rates shown reflect the rate in
      1,173,288   Pool #504269, 1.88%, 5/25/15          1,175,152       effect on February 28, 2003.
        469,010   Pool #504345, 1.88%, 5/25/18            469,010
      3,247,212   Pool #504366, 1.63%, 2/25/24          3,245,129

See Notes to Financial Statements.       12                         FORUM FUNDS



--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - CASH PORTFOLIO
 FEBRUARY 28, 2003 (Unaudited)
--------------------------------------------------------------------------------

     FACE                   SECURITY                                  FACE                   SECURITY
    AMOUNT                DESCRIPTION                VALUE           AMOUNT                 DESCRIPTION                   Value
---------------  ------------------------------- --------------  -------------- ------------------------------------  --------------
 U.S. GOVERNMENT SECURITIES - 14.9%                               COMMERCIAL PAPER (A)
                                                                  $ 40,000,000  UBS Financial Corp., 1.32%, 3/13/03   $  39,982,400
 FEDERAL HOME LOAN MORTGAGE CORPORATION -                           40,000,000  Westdeutsche Landesbank, 1.27%, 6/2/03   39,869,800
                                                                                                                      --------------
 DISCOUNT NOTES (A) - 4.0%                                        Total Commercial Paper                                414,335,811
                                                                                                                      --------------
  $ 35,160,000   1.76%, 3/14/03                    $35,137,908
                                                 --------------
                                                                  CORPORATE NOTES (B) - 12.1%
 FEDERAL NATIONAL MORTGAGE ASSOCIATION -                            25,000,000  Bear, Stearns & Co., Inc., 1.38%,
 DISCOUNT NOTES (A) - 9.1%                                                      7/31/03                                  25,000,000
    40,000,000   1.30%, 4/28/03                     39,916,867      25,000,000  Bear, Stearns & Co., Inc., 1.35%,
    40,000,000   1.29%, 5/28/03                     39,874,844                  9/24/03                                  25,000,000
                                                 --------------
 Total Federal National Mortgage Association -                      20,000,000  CIT Group, Inc., 2.59%, 11/25/03         20,006,859
 Discount Notes                                     79,791,711      22,000,000  CIT Group, Inc., 2.63%, 1/9/04           22,000,000
                                                 --------------
                                                                    13,850,000  Countrywide Home Loan, 1.68%,
 SMALL BUSINESS ADMINISTRATION (B) - 1.8%                                       6/3/03                                   13,852,716
                                                                                                                      --------------
        97,547   Pool #500536, 3.25%, 5/25/13           97,547    Total Corporate Notes                                 105,859,575
                                                                                                                      --------------
        53,718   Pool #500730, 4.13%, 2/25/04           53,718
       429,368   Pool #501733, 2.25%, 2/25/17          432,094    REPURCHASE AGREEMENTS - 25.0%
       560,732   Pool #501989, 2.38%, 10/25/12         561,058      37,240,000  Bank of America, 1.28%, 3/3/03,
        79,771   Pool #502914, 2.25%, 3/25/15           79,771                  to be repurchased at
       816,975   Pool #503121, 2.13%, 9/25/15          816,975                  $37,243,972; collateralized
       781,971   Pool #503429, 2.00%, 6/25/16          781,971                  by various U.S. Government
       314,151   Pool #503461, 2.00%, 9/25/21          314,247                  Agency Securities                        37,240,000
     1,426,496   Pool #503553, 1.88%, 11/25/21       1,423,401      70,000,000  Bear, Stearns & Co., Inc., 1.40%,
       867,522   Pool #503754, 1.88%, 5/25/22          867,522                  3/3/03, to be repurchased at
    10,231,130   Pool #504366, 1.63%, 2/25/24       10,224,523                  $70,008,167; collateralized
                                                 --------------                 by various U.S. Government
 Total Small Business Administration                15,652,827                  Agency Securities                        70,000,000
                                                 --------------     80,000,000  Bear, Stearns & Co., Inc., 1.28%,
 Total U.S. Government Securities                  130,582,446                  3/3/03, to be repurchased at
                                                 --------------                 $80,019,911; collateralized
                                                                                by various U.S. Government
 COMMERCIAL PAPER (A) - 47.3%                                                   Agency Securities                        80,000,000
    30,000,000   American Express Credit,                           31,875,000  Deutsche Bank AG, 1.29%,
                 1.75%, 3/10/03                     29,987,025                  3/3/03, to be repurchased at
    20,000,000   American Express Credit,                                       $31,878,427; collateralized by
                 1.75%, 3/18/03                     19,983,661                   various U.S. Government
    25,000,000   Corporate Asset Funding Co.,                                   Agency Securities                        31,875,000
                 1.33%, 3/7/03                      24,994,458                                                        --------------
    40,000,000   Deutsche Bank Financing Corp.,                   Total Repurchase Agreements                           219,115,000
                 1.32%, 4/16/03                     39,933,044                                                        --------------
     5,000,000   Edison Asset Securitization,                        SHARES
                 1.77%, 3/4/03                       4,999,271    -------------
    25,000,000   Edison Asset Securitization,                     SHORT-TERM INVESTMENT - 0.7%
                 1.67%, 3/13/03                     24,986,167       6,509,000  Dreyfus Cash Management Fund              6,509,000
                                                                                                                      --------------
     5,000,000   General Electric Capital Corp.,
                 1.77%, 3/4/03                       4,999,271    Total Investments at Amortized Cost - 100.0%         $876,401,832
                                                                  Other Assets and Liabilities, Net - 0.0%                  371,716
    40,000,000   Goldman Sachs Group, 1.26%,                                                                          --------------
                 5/23/03                            39,883,800    Net Assets - 100.0%                                  $876,773,548
    25,000,000   International Lease Finance Corp.,                                                                   ==============
                 1.33%, 3/7/03                      24,994,458
    40,000,000   Salomon Smith Barney Holdings,                    (A)  Annualized yields at time of purchase.
                 1.33%, 3/14/03                     39,980,789     (B)  Certain securities are deemed to have a maturity remaining
    40,000,000   Societe Generale, N.A., 1.25%                          until the next adjustment of the interest rate, or the
                 4/23/03                            39,926,389          longer of the demand period or time to the next
    10,000,000   Transamerica Financial, 1.26%                          readjustment.  The interest rates shown reflect the rate in
                 6/13/03                             9,963,889          effect on February 28, 2003.
    20,000,000   Transamerica Financial, 1.26%
                 7/11/03                            19,908,333
    10,000,000   Transamerica Financial, 1.26%
                 8/12/03                             9,943,056


See Notes to Financial Statements.       13                         FORUM FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES - PORTFOLIOS
FEBRUARY 28, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                             TREASURY                              GOVERNMENT
                                                               CASH             GOVERNMENT            CASH               CASH
                                                             PORTFOLIO          PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                         ------------------  -----------------  ------------------ -----------------
ASSETS
  Investments (Note 2)
     Securities at amortized cost                            $ 208,848,806       $ 29,990,770       $ 279,103,730      $ 657,286,832
     Repurchase agreements at amortized cost                    46,506,000                  -         134,626,000        219,115,000
                                                         ------------------  -----------------  ------------------ -----------------
  Total investments, at amortized cost                         255,354,806         29,990,770         413,729,730        876,401,832
                                                         ------------------  -----------------  ------------------ -----------------

  Cash                                                              35,197                  2                   -             19,969
  Interest and other receivables                                     9,756                989             197,728            302,524
  Securities sold receivable                                             -                  -             819,956             65,333
  Prepaid expenses                                                   5,006                  -              12,605             41,896
                                                         ------------------  -----------------  ------------------ -----------------
  Total Assets                                                 255,404,765         29,991,761         414,760,019        876,831,554
                                                         ------------------  -----------------  ------------------ -----------------

LIABILITIES
  Payable to Custodian                                                   -                  -           6,583,930                  -
  Accrued liabilities:
     Investment Advisory fees (Note 3)                               7,476                  -              10,343             24,239
     Administration fees (Note 3)                                   10,415                  -              14,409             33,767
     Other                                                           5,514             13,663               1,472                  -
                                                         ------------------  -----------------  ------------------ -----------------
Total Liabilities                                                   23,405             13,663           6,610,154             58,006
                                                         ------------------  -----------------  ------------------ -----------------

NET ASSETS                                                   $ 255,381,360       $ 29,978,098       $ 408,149,865      $ 876,773,548
                                                         ==================  =================  ================== =================



See Notes to Financial Statements.       14                         FORUM FUNDS



--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS - PORTFOLIOS
SIX MONTHS ENDED FEBRUARY 28, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                              TREASURY                           GOVERNMENT
                                                                CASH           GOVERNMENT           CASH               CASH
                                                             PORTFOLIO          PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                         -----------------  ----------------  ----------------  -----------------

INVESTMENT INCOME
  Dividends                                                      $ 44,062           $ 8,175         $ 124,746          $ 133,935
  Interest income                                               2,068,435           213,583         3,173,824          8,083,778
                                                         -----------------  ----------------  ----------------  -----------------
Total Investment Income                                         2,112,497           221,758         3,298,570          8,217,713

EXPENSES

  Investment advisory (Note 3)                                     48,531             7,138            65,635            164,582
  Administration (Note 3)                                          72,224             7,138            97,678            244,934
  Custody (Note 3)                                                 18,057             1,785            24,421             61,238
  Accounting (Note 3)                                              28,737            30,777            27,068             29,786
  Professional services                                            10,206             6,477            11,265             19,358
  Trustees                                                          2,191               211             2,968              7,442
  Miscellaneous                                                    12,891             3,967             5,388             16,415
                                                         -----------------  ----------------  ----------------  -----------------
Total Expenses                                                    192,837            57,493           234,423            543,755
  Fees waived (Note 4)                                                  -           (36,205)                -                  -
                                                         -----------------  ----------------  ----------------  -----------------
Net Expenses                                                      192,837            21,288           234,423            543,755
                                                         -----------------  ----------------  ----------------  -----------------

NET INVESTMENT INCOME                                           1,919,660           200,470         3,064,147          7,673,958

NET REALIZED GAIN (LOSS) ON INVESTMENTS SOLD                          (33)                -             1,993             (4,673)
                                                         -----------------  ----------------  ----------------  -----------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                    $ 1,919,627         $ 200,470       $ 3,066,140        $ 7,669,285
                                                         =================  ================  ================  =================



See Notes to Financial Statements.       15                         FORUM FUNDS



--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS - PORTFOLIOS
YEAR ENDED AUGUST 31, 2002 AND SIX MONTHS ENDED FEBRUARY 28, 2003
--------------------------------------------------------------------------------
                                                             TREASURY                             GOVERNMENT
                                                               CASH            GOVERNMENT            CASH                CASH
                                                             PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                         ------------------ ------------------ ------------------  -----------------

NET ASSETS - AUGUST 31, 2001                                 $ 477,009,669       $ 32,283,926      $ 534,617,955     $1,698,328,693
----------------------------                             ------------------ ------------------ ------------------  -----------------

Operations
  Net investment income                                          7,480,374            591,520         14,703,161         32,855,936
  Net realized gain on investments sold                                 64                  1             19,168             58,180
                                                         ------------------ ------------------ ------------------  -----------------
Net Increase in Net Assets from Operations                       7,480,438            591,521         14,722,329         32,914,116
                                                         ------------------ ------------------ ------------------  -----------------
Transactions in Investors' Beneficial Interests
  Contributions                                              1,691,386,210         21,986,037      3,887,574,567      1,911,648,358
  Withdrawals                                               (1,904,212,227)       (26,924,919)    (4,056,188,561)    (2,495,057,491)
                                                         ------------------ ------------------ ------------------  -----------------
Net Transactions in Investors' Beneficial Interests           (212,826,017)        (4,938,882)      (168,613,994)      (583,409,133)
                                                         ------------------ ------------------ ------------------  -----------------
Net Decrease in Net Assets                                    (205,345,579)        (4,347,361)      (153,891,665)      (550,495,017)
                                                         ------------------ ------------------ ------------------  -----------------

NET ASSETS - AUGUST 31, 2002                                   271,664,090         27,936,565        380,726,290      1,147,833,676
----------------------------                             ------------------ ------------------ ------------------  -----------------

Operations
  Net investment income                                          1,919,660            200,470          3,064,147          7,673,958
  Net realized gain (loss) on investments sold                         (33)                 -              1,993             (4,673)
                                                         ------------------ ------------------ ------------------  -----------------
Net Increase in Net Assets from Operations                       1,919,627            200,470          3,066,140          7,669,285
                                                         ------------------ ------------------ ------------------  -----------------
Transactions in Investors' Beneficial Interests
  Contributions                                                874,515,197         11,914,524        506,126,711        782,982,329
  Withdrawals                                                 (892,717,554)       (10,073,461)      (481,769,276)    (1,061,711,742)
                                                         ------------------ ------------------ ------------------  -----------------
Net Transactions in Investors' Beneficial Interests            (18,202,357)         1,841,063         24,357,435       (278,729,413)
                                                         ------------------ ------------------ ------------------  -----------------
Net Increase (Decrease) in Net Assets                          (16,282,730)         2,041,533         27,423,575       (271,060,128)
                                                         ------------------ ------------------ ------------------  -----------------
NET ASSETS - FEBRUARY 28, 2003 (UNAUDITED)                   $ 255,381,360       $ 29,978,098      $ 408,149,865      $ 876,773,548
------------------------------------------               ================== ================== ==================  =================


See Notes to Financial Statements.       16                         FORUM FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - PORTFOLIOS
FEBRUARY 28, 2003 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1.  SUMMARY OF ORGANIZATION

Core Trust (Delaware) ("Core Trust") was organized as a Delaware business trust on September 1, 1994. Core Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has four diversified investment portfolios, Treasury Cash Portfolio, Government Portfolio, Government Cash Portfolio and Cash Portfolio (each a "Portfolio," and collectively, the "Portfolios"). Government Portfolio commenced operations on February 21, 1996 and the other Portfolios commenced operations on September 1, 1995. Interests in the Portfolios are sold in private placement transactions without any sales charge to institutional clients, including open-end management investment companies.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Portfolios:

SECURITY VALUATION - Generally, each Portfolio determines its net asset value per share as of 4:00 p.m., Eastern time, on each Portfolio business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS - Each Portfolio may invest in repurchase agreements. Each of these Portfolios, through its custodian, receives delivery of the underlying collateral, whose market value always exceeds or equals the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The investment adviser is responsible for determining the value of the underlying collateral. In the event of default, a Portfolio may have difficulties with the disposition of any such securities held as collateral.

FEDERAL TAXES - The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed-through" to the interestholders in proportion to their holdings in the Portfolios regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS - Securities transactions are recorded on the trade date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets. Forum Advisors receives an advisory fee from Government Portfolio at an annual rate of 0.05% of the average daily net assets of the Portfolio.

ADMINISTRATOR - The administrator of each Portfolio is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Portfolio an administration fee at an annual rate of 0.05% of the average daily net assets of each Portfolio.

PLACEMENT AGENT - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Portfolio's placement agent but receives no fee for this service.

                                      17                           FORUM FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - PORTFOLIOS
FEBRUARY 28, 2003 (Unaudited)
--------------------------------------------------------------------------------

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") serves as the Portfolios' fund accountant and interestholder recordkeeper. FAcS receives a fee from each Portfolio of $5,000 per month, plus certain additional charges. Forum Trust, LLC (the "Custodian") serves as Core Trust's custodian and may employ subcustodians. For its services, the Custodian receives a fee at an annual rate of 0.0125% of total Core Trust assets.

NOTE 4.  WAIVER OF FEES

For the period ended February 28, 2003, Forum Advisors, FAdS and FAcS voluntarily waived a portion of their fees for Government Portfolio, as follows: investment advisory fees of $7,138, administration fees of $7,138 and accounting fees of $21,929.

NOTE 5.  FINANCIAL HIGHLIGHTS

The ratio of net investment income and expenses to average net assets are listed below. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding applicable fee waivers and reimbursements.

                                                                                 RATIOS TO AVERAGE NET ASSETS
                                                                          -----------------------------------------
                                                                               NET
                                                                           INVESTMENT          NET          GROSS           TOTAL
YEAR ENDED AUGUST 31, (EXCEPT AS NOTED)                                      INCOME         EXPENSES       EXPENSES        RETURN
-----------------------------------------------------------------------     --------        --------       --------        ------
Treasury Cash Portfolio
       Six Months Ended February 28, 2003..............................      1.33%           0.13%          0.13%          0.66%
       2002............................................................      1.94%           0.13%          0.13%          1.89%
       2001............................................................      5.09%           0.13%          0.13%          5.25%
       2000............................................................      5.69%           0.13%          0.13%          5.80%
       1999............................................................      4.69%           0.14%          0.14%          4.77%
       1998............................................................      5.34%           0.15%          0.17%          5.50%
Government Portfolio
       Six Months Ended February 28, 2003..............................      1.40%           0.15%          0.40%          0.70%
       2002............................................................      2.03%           0.15%          0.36%          2.02%
       2001............................................................      5.27%           0.15%          0.27%          5.30%
       2000............................................................      5.80%           0.15%          0.31%          5.96%
       1999............................................................      4.85%           0.15%          0.30%          4.95%
       1998............................................................      5.26%           0.15%          0.29%          5.39%
Government Cash Portfolio
       Six Months Ended February 28, 2003..............................      1.57%           0.12%          0.12 %         0.78%
       2002............................................................      2.35%           0.12%          0.12%          2.25%
       2001............................................................      5.28%           0.11%          0.11%          5.42%
       2000............................................................      5.85%           0.12%          0.12%          6.01%
       1999............................................................      4.94%           0.12%          0.12%          5.04%
       1998............................................................      5.52%           0.13%          0.13%          5.70%
Cash Portfolio
       Six Months Ended February 28, 2003..............................      1.57%           0.11%          0.11%          0.78%
       2002............................................................      2.24%           0.11%          0.11%          2.22%
       2001............................................................      5.49%           0.11%          0.11%          5.58%
       2000............................................................      6.03%           0.11%          0.11%          6.12%
       1999............................................................      5.00%           0.12%          0.12%          5.14%
       1998............................................................      5.55%           0.13%          0.13%          5.75%


                                      18                           FORUM FUNDS

           FOR MORE INFORMATION                                FORUM
                                                               FUNDS



                                                        DAILY ASSETS TREASURY
                                                           OBLIGATION FUND

                                                            DAILY ASSETS
                                                          GOVERNMENT FUND

                                                       DAILY ASSETS GOVERNMENT
                                                           OBLIGATION FUND

                                                        DAILY ASSETS CASH FUND



                TRANSFER AGENT
          Forum Shareholder Services, LLC
              Two Portland Square
             Portland, Maine 04101



                   DISTRIBUTOR
            Forum Fund Services, LLC
              Two Portland Square
              Portland, Maine 04101                             [LOGO]
                                                              FORUM FUNDS
                                                              P.O. Box 446
                                                          Portland, Maine 04112
                                                              800-94FORUM
   This report is authorized for distribution only to         207-879-0001
    shareholders and to others who have received a copy of an applicable Forum Funds prospectus.